USAA INTERMEDIATE-TERM
                                   BOND FUND

                                   PROSPECTUS

                                 AUGUST 2, 1999


As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

What is the Fund's Investment Objective and Main Strategy?..................  2
Main Risks of Investing in This Fund........................................  2
Is This Fund for You?.......................................................  3
Could the Value of Your Investment in This Fund Fluctuate?..................  3
Fees and Expenses...........................................................  4
Fund Investments............................................................  5
Fund Management.............................................................  8
Using Mutual Funds in an Investment Program.................................  9
How to Invest .............................................................. 10
Important Information About Purchases and Redemptions....................... 13
Exchanges................................................................... 14
Shareholder Information..................................................... 14
Appendix A ................................................................. 18
Appendix B ................................................................. 21

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is high current income without undue risk to principal. We will attempt to achieve this objective by investing the Fund's assets primarily in a broad range of investment-grade debt securities. We will maintain a dollar-weighted average portfolio maturity between three to ten years.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 5 for more information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are credit risk and interest rate risk.

* CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

Additional risks of the Fund described later in this Prospectus are prepayment risk and the risk of investing in real estate investment trusts. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark more detailed information about the main risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

 *  You are willing to accept low to moderate risk.
 *  You are looking for moderate to high current income.
 *  You are looking for an investment in bonds to balance your stock portfolio.

This Fund may not be appropriate as part of your investment portfolio if . . .

 *  You are unwilling to accept low to moderate risk.
 *  You need an investment that provides tax-efficient returns.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

[SIDEBAR]
                              [TELEPHONE GRAPHIC]
                                  TouchLine(R)
                                 1-800-531-8777
                                     PRESS
                                       1
                                      THEN
                                       1
                                     3 0 #

For the most current price, yield, and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 30# when asked for the Fund Code. You must remember that historical performance does not necessarily indicate what will happen in the future.

You may see the Fund's yield and total return quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

FEES AND EXPENSES

This summary shows what it will cost you, directly or indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian and transfer agent fees have been estimated for the Fund's first year of operation. The figures below are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.

         Management Fees                             .50%
         Distribution (12b-1) Fees                   None
         Other Expenses (estimated)                  .50%
                                                    -----
         Total Annual Fund Operating Expenses*      1.00%
                                                    =====
-----------------------------------
   * We have voluntarily agreed to limit the Fund's Total Annual Fund Operating Expenses to .65% of its ANA and to reimburse the Fund for all expenses in excess of that amount until December 1, 2000. In subsequent years, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

              Total Annual Fund Operating Expenses    1.00%
              Reimbursement from USAA Investment
                Management Company                    (.35%)
                                                      -----
              Actual Fund Operating Expenses
                After Reimbursement                    .65%
                                                      =====

Example of Effect of Fund's Operating Expenses

This example provides you a comparison of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
(1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                    1  year.............. $ 102
                    3  years.............   318

FUND INVESTMENTS

Principal Investment Strategies and Risks

   Q  What is the Fund's principal investment strategy?

   A The Fund's principal investment strategy is to invest the Fund's assets primarily in U.S. dollar-denominated debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a dollar-weighted average portfolio maturity between three and ten years.

      As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[SIDE  BAR]

DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

   Q  What types of debt securities are included in the Fund's portfolio?

   A  The Fund's portfolio may consist of any of the following:

      *  obligations    of   the   U.S.    Government,    its    agencies   and
         instrumentalities, and repurchase agreements collateralized by such obligations;
      *  mortgage-backed securities;
      *  asset-backed securities;
      *  corporate debt securities such as notes, bonds, and commercial paper;
      *  debt securities of real estate investment trusts (REITs);
      * U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances;
      * obligations of state and local governments and their agencies and instrumentalities;
      *  master demand notes;
      *  Eurodollar obligations;
      *  Yankee obligations; and
      *  other debt securities.

     For additional information on these securities see APPENDIX A on page 18.

   Q  What are considered investment-grade securities?

   A Investment-grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by the following rating agencies:

         =======================================================
                              LONG-TERM          SHORT-TERM
         RATING AGENCY      DEBT SECURITIES    DEBT SECURITIES
         -------------------------------------------------------
         Moody's Investors                      At least Prime-3
          Services, Inc.    At least Baa        or MIG4/VMIG4
         -------------------------------------------------------
         Standard & Poor's                      At least A-3
          Ratings Group     At least BBB        or SP-2
         -------------------------------------------------------
         Fitch IBCA, Inc.   At least BBB        At least F-3
         -------------------------------------------------------
         Duff and Phelps    At least BBB        At least D-3
         =======================================================

         or if unrated by these agencies, we must determine that these securities are of equivalent investment quality.

         You will find a complete description of the above debt ratings in the Fund's Statement of Additional Information.

   Q What happens if the rating of a security is downgraded below investment grade?

   A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Board of Directors.

[CAUTION LIGHT GRAPHIC]

CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

[CAUTION LIGHT GRAPHIC]
PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which is often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

   Q  How are the decisions to buy and sell securities made?

   A We search for securities that represent value at the time given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $40 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million. We also provide services related to selling the Fund's shares and receive no compensation for those services.

We have agreed, through December 1, 2000, to waive our annual management fee to the extent that total expenses of the Fund exceed .65% of the Fund's average annual net assets. Under the Advisory Agreement, the Fund is required to pay us back the amount waived in subsequent years through August 2, 2002, but only if the additional payments do not cause the Fund's total expenses to exceed .65% of the Fund's average annual net assets.

Although our officers and employees, as well as those of the Fund, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Fund and us.

Portfolio Manager

[PHOTOGRAPH PORTFOLIO MANAGER]
PAUL H. LUNDMARK

Paul H. Lundmark, Assistant Vice President of Fixed Income Investments, has managed the Fund since its inception in August 1999. Mr. Lundmark has 13 years investment management experience and has worked for us for seven years. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified portfolio. You could combine an investment in the Intermediate-Term Bond Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 21. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 21 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to open another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

[MONEY GRAPHIC]
INITIAL PURCHASE

* $3,000. [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50

[ENVELOPE GRAPHIC]
HOW TO PURCHASE

MAIL

* To open an account, send your application and check to:
     USAA Investment Management Company
     9800 Fredericksburg Road
     San Antonio, TX 78288

* To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
     USAA Shareholder Account Services
     9800 Fredericksburg Road
     San Antonio, TX 78288

[HANDSHAKE GRAPHIC]
IN PERSON

* To open an account, bring your application and check to:
     USAA Investment Management Company
     USAA Federal Savings Bank
     10750 Robert F. McDermott Freeway
     San Antonio, TX 78288

[WIRE GRAPHIC]
BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
     State Street Bank and Trust Company
     Boston, MA 02101
     ABA#011000028
     Attn: USAA Intermediate-Term Bond Fund
     USAA Account Number: 69384998
     Shareholder(s) Name(s) ______________________________________
     Shareholder(s) Mutual Fund Account Number ___________________

[CALENDAR GRAPHIC]
ELECTRONIC FUNDS TRANSFER

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

[TELEPHONE GRAPHIC]
PHONE 1-800-531-8448

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

[FAX MACHINE GRAPHIC]
WRITTEN, FAX, TELEGRAM, OR TELEPHONE

*  Send your written instructions to:
     USAA Shareholder Account Services
     9800 Fredericksburg Road
     San Antonio, TX 78288
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
*  Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, or telegram is not available.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

[INVESTOR'S GUIDE GRAPHIC]
Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*  reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

*  redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                               MINUS LIABILITIES
                            DIVIDED BY # OF SHARES
                                  OUTSTANDING
Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Any net capital gain distribution usually occurs within 60 days of the July 31 fiscal year end, which would be somewhere around the end of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Although in effect this would be a return of capital, some or all of these distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to furnish the Fund with a correct tax identification number,
*  underreports dividend or interest income, or
*  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Year 2000

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund, its service providers, or companies in which the Fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000, and beyond. This situation may occur because for many years computer programmers used only two digits to describe years, such as 98 for 1998. A program written in this manner may not work when it encounters the year 00. To confront this situation, USAA companies have spent much effort and money; and we are confident that our critical systems are essentially prepared for the Year 2000. In addition, we are actively assessing the Year 2000 readiness of our service providers, partners, and companies in whose securities we invest. It is not possible for us to say that you will experience no effect from this situation, but we can say that we are making a large effort to avoid ill effects upon our shareholders.

We do believe you are entitled to know with certainty that we will stand behind your share balance as of the close of business in 1999. When the market reopens in 2000, should any computer problem cause a change in the number of shares in your account, we will return your account to its proper share balance.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can raise or lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*  The Fund does not earn interest on the securities until settlement,  and the
   market  value  of  the  securities  may  fluctuate   between   purchase  and
   settlement.

*  Such securities can be sold before settlement date.

                                   APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              VOLATILITY
================================================
CAPITAL APPRECIATION
------------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold1                        Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
------------------------------------------------
ASSET ALLOCATION
------------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
-----------------------------------------------
INCOME-TAXABLE
-----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
-----------------------------------------------
INCOME-TAX EXEMPT
-----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
-----------------------------------------------
MONEY MARKET
-----------------------------------------------
  Money Market                 Very low
  Tax Exempt Money Market      Very low
  Treasury Money Market Trust  Very low
  State Money Market           Very low
===============================================

   FOREIGN   INVESTING  IS  SUBJECT  TO  ADDITIONAL  RISKS,  SUCH  AS  CURRENCY
   FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

   S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NoT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

   SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

   CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

   AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

   THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI) or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the Prospectus.

To view these documents, along with other related documents, you can visit the SEC's Internet web site (http://www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room can be obtained by calling 1-800-SEC-0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

                Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ----------------------------------------------------------
               Transfer Agent                         Custodian
    USAA Shareholder Account Services State    Street Bank and Trust Company
           9800 Fredericksburg Road                 P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ----------------------------------------------------------
                           Telephone Assistance Hours
                         Call toll free - Central Time
                     Monday - Friday 7:00 a.m. to 9:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
            ---------------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges, or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202
            ---------------------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066
            ---------------------------------------------------------
                            Mutual Fund TouchLine(R)
                          (from Touchtone phones only)
             For account balance, last transaction, or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777

                    Investment Company Act File No. 811-2429

                                     Part A

                               Prospectus for the

                         High-Yield Opportunities Fund

                       USAA HIGH-YIELD OPPORTUNITIES FUND

                                   PROSPECTUS

                                 AUGUST 2, 1999

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

What is the Fund's Investment Objective and Main Strategy?.................   2
Main Risks of Investing in This Fund ......................................   2
Is This Fund for You?......................................................   3
Could the Value of Your Investment in This Fund Fluctuate?.................   3
Fees and Expenses..........................................................   4
Fund Investments...........................................................   5
Fund Management............................................................   9
Using Mutual Funds in an Investment Program................................  10
How to Invest..............................................................  11
Important Information About Purchases and Redemptions......................  14
Exchanges..................................................................  15
Shareholder Information....................................................  16
Appendix A ................................................................  19
Appendix B ................................................................  24
Appendix C.................................................................  25

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation. We will attempt to achieve this objective by normally investing at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, or preferred stocks.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 5 for more information.

MAIN RISKS OF INVESTING IN THIS FUND

The  primary  risks  of  investing  in  this  Fund  are  credit  risk,   market
illiquidity, and interest rate risk.

* CREDIT RISK involves the possibility that an issuer cannot make timely dividend, interest, and principal payments on its securities.

* MARKET ILLIQUIDITY involves the risk of investing in securities whose market is generally less liquid than the market for higher-quality securities.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

An additional risk of the Fund described later in the Prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark more detailed information about the main risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

*  You are willing to accept a substantial risk of fluctuation in share value.

* You are looking for a high level of monthly, taxable income with a potential for capital appreciation. However, income will vary and there is no guarantee that the Fund will pay a monthly dividend.

* You currently have a well-diversified investment portfolio and are looking for returns greater than those typically available on investment-grade, fixed-income securities without all of the risks associated with equity securities.

*  You are looking for a long-term investment.

This Fund may not be appropriate as part of your investment portfolio if . . .

*  You are unwilling to take greater risk for long-term goals.

*  You are seeking a stable level of income.

*  You need an investment that provides tax-efficient returns.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

As an investor in this Fund, you should be prepared for price fluctuations that may be greater than those associated with bond funds emphasizing high-quality investments. Because a major portion of the Fund's assets are invested in high-yield securities, the value of your investment will vary from day to day. Changes in the economy, adverse political events, and changing interest rates will cause the value of the Fund to fluctuate. These types of developments could affect an issuer's ability to meet its principal, dividend, and interest obligations. If an issuer does default, the Fund could experience a decline in the market value of its securities.

[SIDE BAR]
                              [TELEPHONE GRAPHIC]
                                  TouchLine(R)
                                 1-800-531-8777
                                     press
                                       1
                                      then
                                       1
                                      then
                                     8 0 #

For the most current price, yield, and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 80# when asked for the Fund Code. You must remember that historical performance does not necessarily indicate what will happen in the future.

You may see the Fund's yield and total return quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

FEES AND EXPENSES

This summary shows what it will cost you, directly or indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

Generally, there are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $10 fee. (Your bank may also charge a fee for receiving wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES WITHIN SIX MONTHS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF 1% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED.

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian and transfer agent fees have been estimated for the Fund's first year of operation. The figures below are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

         Management Fees                              .50%
         Distribution (12b-1) Fees                    None
         Other Expenses (estimated)                   .40%
                                                      ----
         Total Annual Fund Operating Expenses*        .90%
                                                      ====
-----------------------------------
   * We have voluntarily agreed to limit the Fund's Total Annual Fund Operating Expenses to .75% of its ANA and to reimburse the Fund for all expenses in excess of that amount until December 1, 2000. In subsequent years, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

                Total Annual Fund Operating Expenses  .90%
                Reimbursement from USAA Investment
                   Management Company               (.15%)
                                                    -----
                Actual Fund Operating Expenses
                   After Reimbursement               .75%
                                                    =====

Example of Effect of Fund's Operating Expenses

This example provides you a comparison of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
(1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                    1  year.............. $  92
                    3  years.............   287

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q  What is the Fund's principal investment strategy?

  A The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds, convertible securities, or preferred stocks, with an emphasis on non-investment-grade debt securities.

     The Fund may invest the remainder of its assets in common stocks, defaulted securities, non-dollar-denominated foreign securities, trade claims, and certain derivatives, such as futures and options.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We may purchase and sell securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year, depending on market conditions, and it may exceed 100%. A high turnover rate increases transaction costs and may increase taxable capital gain distributions.

  Q  What are considered high-yield securities?

  A We consider high-yield securities to include a broad range of securities that produce high current income. Although the Fund has no limits on the credit quality and maturity of its investments, its strategy typically leads to lower-quality, fixed-income securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated). These "non-investment-grade" securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" since they are believed to represent a greater risk of default than more creditworthy "investment-grade" securities.

     High-yield securities may be issued by corporations, governmental bodies, and other issuers. These issuers might be small or obscure, just getting started, or even large, well-known leveraged entities. They are typically more vulnerable to financial setbacks and recession than more creditworthy issuers and may be unable to make timely dividend, interest, and principal payments if economic conditions weaken.

  Q How is this Fund different from a Fund that invests primarily in investment-grade bonds?

  A Because of the types of securities the Fund intends to invest in, we anticipate that it will generate significantly higher income than investment-grade bond funds and may have a greater potential for capital appreciation. Additionally, high-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The Fund may underperform investment-grade bond funds when the outlook for the economy is negative. Conversely, the Fund may outperform when the economic outlook turns positive.

  Q  What is a credit rating?

  A A credit rating is an evaluation reflecting the possibility that an issuer will default on a security. Rating agencies such as Moody's Investors Services, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch IBCA, Inc. (Fitch), and Duff and Phelps (D&P), analyze the financial strength of an issuer, whether the issuer is a corporation or government body. The highest ratings are assigned to those issuers perceived to have the least credit risk. Ratings may range from AAA (highly unlikely to default) to D (in default). If a security is not rated by these agencies, we will assign an equivalent rating. The table shown in APPENDIX B on page 24 illustrates these ratings and the risk associated with each.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. The securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will be unable to make timely dividend, interest, or principal payments. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks), which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

When evaluating potential investments for the Fund, our analysts assess credit risk and its impact on the Fund's portfolio. In addition, the public rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that dividends, interest, or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund generally investing in income-producing securities, the Fund is subject to the risk that the market value of the securities will decline due to rising interest rates. The prices of income-producing securities are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of income-producing securities fall and when interest rates fall, the prices of income-producing securities rise. The price volatility of an income-producing security also depends on its maturity. Generally, the longer the maturity, the greater its sensitivity to interest rates. To compensate investors for this higher risk, securities with longer maturities generally offer higher yields than securities with shorter maturities.

[CAUTION LIGHT GRAPHIC]
MARKET ILLIQUIDITY. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

  Q  What are the principal types of securities in which the Fund may invest?

  A The Fund's portfolio will primarily consist of the following U.S. dollar-denominated securities:

     * corporate debt securities such as notes, bonds, (including zero-coupon and pay-in-kind bonds) loans, and commercial paper;
     * bank  obligations,   including  certificates  of  deposit  and  banker's
       acceptances;
     * obligations of state and local governments and their agencies and instrumentalities;
     * mortgage-backed securities;
     * asset-backed securities;
     * equity and debt securities of real estate investment trusts;
     * Eurodollar and Yankee obligations;
     * convertible securities; and
     * preferred stocks.

     For further description of these securities, see APPENDIX A on page 19.

  Q  May the Fund's assets be invested in foreign securities?

  A Yes. We may invest up to 20% of the Fund's assets in foreign non-dollar-denominated securities traded outside the United States. We may also invest the Fund's assets, without limitation, in dollar-denominated securities of foreign issuers. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks:

     * currency exchange rate fluctuations;
     * foreign market illiquidity;
     * increased price volatility;
     * exchange control regulations;
     * foreign ownership limits;
     * different accounting, reporting, and disclosure requirements;
     * political instability; and
     * difficulties in obtaining legal judgments.

In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

  Q  How are the decisions to buy and sell securities made?

  A We search for securities that represent an attractive value given current market conditions. Recognizing value is the result of simultaneously analyzing the risks and rewards of ownership among the securities available in the market. In general, we focus on securities that offer high income. We will also explore opportunities for capital appreciation. We will sell a security if it no longer represents value. This can occur through an increase in risk, an increase in price, or a combination of the two. We will also sell a security if we find a more compelling value in the market.

For additional information about securities in which we may invest the Fund's assets, see APPENDIX A on page 19.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $40 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of average net assets. We also provide services related to selling the Fund's shares and receive no compensation for those services.

We have agreed, through December 1, 2000, to waive our annual management fee to the extent that total expenses of the Fund exceed .75% of the Fund's average annual net assets. Under the Advisory Agreement, the Fund is required to pay us back the amount waived in subsequent years through August 2, 2002, but only if the additional payments do not cause the Fund's total expenses to exceed .75% of the Fund's average annual net assets.

Although our officers and employees, as well as those of the Fund, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Fund and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.


Portfolio Manager

[PHOTOGRAPH PORTFOLIO MANAGER]
R. Matthew Freund

R. Matthew Freund, Assistant Vice President of Fixed Income Investments, has managed the Fund since its inception in August 1999. Mr. Freund has ten years investment management experience and has worked for us for five years. He earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Indiana University and a BA from Franklin & Marshall College.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified portfolio. You could combine an investment in the High-Yield Opportunities Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 25. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 25 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to open another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

[MONEY GRAPHIC]
INITIAL PURCHASE

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*    $50

HOW TO PURCHASE

[ENVELOPE GRAPHIC]
MAIL

*  To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
* To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

[HANDSHAKE GRAPHIC]
IN PERSON

*  To open an account, bring your application and check to:
       USAA Investment Management Company
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

[WIRE GRAPHIC]
BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA High-Yield Opportunities Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ___________________________________
       Shareholder(s) Mutual Fund Account Number ________________

[CALENDAR GRAPHIC]
ELECTRONIC FUNDS TRANSFER

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

[TELEPHONE GRAPHIC]
PHONE 1-800-531-8448

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

[FAX MACHINE GRAPHIC]
WRITTEN, FAX, TELEGRAM, OR TELEPHONE

*  Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
*  Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, or telegram is not available.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

[INVESTOR'S GUIDE GRAPHIC]
Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Short-Term Trading Fee

Because the Fund can experience substantial price fluctuations, it is intended for the long-term investor. It is not designed for those short-term investors whose frequent purchases, redemptions, or exchanges can unnecessarily disrupt the Fund's investment strategy and increase the Fund's transaction costs. For these reasons, the Fund charges a 1% short-term trading fee on redemptions and exchanges of Fund shares held less than six months. The fee will be paid directly to the Fund to help reduce transaction costs. We will use the "first-in, first-out" (FIFO) method of determining the holding period. The Fund is currently waiving the fee but reserves the right to begin charging the fee at any time without prior notice to shareholders.

Fund Rights

The Fund reserves the right to:

*  reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors);

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

*  redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. After we receive the exchange order, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined.

The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                     EQUALS
                                  TOTAL SHARES
                                     MINUS
                                  LIABILITIES
                                   DIVIDE BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends monthly. Any net capital gain distribution usually occurs within 60 days of the July 31 fiscal year end, which would be somewhere around the end of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect this would be a return of capital, some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to furnish the Fund with a correct tax identification number,
*  underreports dividend or interest income, or
*  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Year 2000

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund, its service providers, or companies in which the Fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000, and beyond. This situation may occur because for many years computer programmers used only two digits to describe years, such as 98 for 1998. A program written in this manner may not work when it encounters the year 00. To confront this situation, USAA companies have spent much effort and money; and we are confident that our critical systems are essentially prepared for the Year 2000. In addition, we are actively assessing the Year 2000 readiness of our service providers, partners, and companies in whose securities we invest. It is not possible for us to say that you will experience no effect from this situation, but we can say that we are making a large effort to avoid ill effects upon our shareholders.

We do believe you are entitled to know with certainty that we will stand behind your share balance as of the close of business in 1999. When the market reopens in 2000, should any computer problem cause a change in the number of shares in your account, we will return your account to its proper share balance.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF THE PRINCIPAL TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

BONDS

A bond is an interest-bearing security - an IOU - issued by companies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. Lower-quality bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral). Most high-yield "junk" bonds are unsecured.

Bonds  may  be  designated  as  senior  or  subordinated  obligations.   Senior
obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

BOND RATINGS AND HIGH-YIELD BONDS

Larger bond issues are evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. Our research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.

ZERO-COUPON AND PAY-IN-KIND BONDS

A zero-coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both allow the issuer to avoid the need to generate cash to meet current interest payments. Therefore, the value of these bonds are subject to greater fluctuation in response to changes in interest rates and may involve greater credit risks than bonds paying interest in cash currently.

NOTES, LOAN PARTICIPATIONS, AND ASSIGNMENTS

The Fund may invest in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan to the company. Larger loans to corporations or governments, including governments of less developed countries (LDCs), may be shared or syndicated among several lenders, usually banks. The Fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies in financial distress or in default. These investments involve special types of risk, including those of being a lender, reduced liquidity, and in the case of LDC investments, increased credit risk and volatility.

PUT BONDS

The Fund may invest in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MUNICIPAL LEASE OBLIGATIONS

The Fund may invest in a variety of instruments referred to as municipal lease obligations, including:

*   Leases,
*   Installment purchase contracts, and
*   Certificates of participation in such leases and contracts.

VARIABLE RATE SECURITIES

Variable rate securities bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

EURODOLLAR AND YANKEE OBLIGATIONS

The Fund may invest in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

WHEN-ISSUED SECURITIES

The Fund may invest its assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

PRIVATE PLACEMENTS

Private placements are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

EQUITY AND DEBT SECURITIES OF INVESTMENTS
IN REAL ESTATE INVESTMENT TRUSTS (REITS)

The Fund may invest its assets in equity securities of REITs and is therefore subject to certain risks associated with direct investments in REITs. In addition, the Fund may also invest its assets in debt securities of REITs and may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

DEFERRABLE SUBORDINATED SECURITIES

Recently, securities have been issued that have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the Fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

DERIVATIVES

A Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These methods may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

We may use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If we judge market conditions incorrectly or employ a strategy that does not correlate well with the Fund's investments, these methods could result in a loss, regardless of whether the intent was to reduce risk or increase return. These methods may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these methods could result in a loss if the counterparty to the transaction does not perform as promised.

                                   EXHIBIT B

                      RATINGS OF CORPORATE DEBT SECURITIES

   LONG TERM

   Moody's         Standard
   Investors       & Poor's       Fitch          Duff &
   Services, Inc.  Corporation    IBCA, Inc.     Phelps     Definition
===============================================================================
   Aaa             AAA            AAA            AAA      Highest quality
-------------------------------------------------------------------------------
   Aa              AA             AA             AA       High quality
-------------------------------------------------------------------------------
   A               A              A              A        Upper-medium grade
-------------------------------------------------------------------------------
   Baa             BBB            BBB            BBB      Medium grade
-------------------------------------------------------------------------------
   Ba              BB             BB             BB       Speculative
-------------------------------------------------------------------------------
   B               B              B              B        Highly speculative
-------------------------------------------------------------------------------
   Caa             CCC,CC         CCC,CC         CCC      Vulnerable to default
-------------------------------------------------------------------------------
   Ca              C               C                      Default is imminent
-------------------------------------------------------------------------------
   C               D              DDD,DD,D       DD       Probably in default
===============================================================================

   SHORT TERM

      Moody's             S&P                 Fitch                Duff
===============================================================================
                      A-1+ Extremely    F-1+ Exceptionally    D-1+ Highest
                           strong            strong                quality
-------------------------------------------------------------------------------
P-1 Superior          A-1  Strong       F-1  Highest credit   D-1  Very high
    quality                quality           quality               quality
-------------------------------------------------------------------------------
                                                              D-1- High
                                                                   quality
-------------------------------------------------------------------------------
P-2 Strong            A-2  Satisfactory F-2  Good credit      D-2  Good
    quality                quality           quality               quality
-------------------------------------------------------------------------------
P-3 Acceptable        A-3  Adequate     F-3  Fair credit      D-3  Satisfactory
    quality                quality           quality               quality
-------------------------------------------------------------------------------
NP  Not Prime         B    Speculative  B  Speculative        D-4  Speculative
                           quality                                 quality
-------------------------------------------------------------------------------
                      C    Doubtful     C  High default
                           quality         risk
-------------------------------------------------------------------------------
                      D    Default        D  Default          D-5  Default
===============================================================================

                                   APPENDIX C

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              VOLATILITY
================================================
CAPITAL APPRECIATION
------------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold1                        Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
------------------------------------------------
ASSET ALLOCATION
------------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
-----------------------------------------------
INCOME-TAXABLE
-----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
-----------------------------------------------
INCOME-TAX EXEMPT
-----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
-----------------------------------------------
MONEY MARKET
-----------------------------------------------
  Money Market                 Very low
  Tax Exempt Money Market      Very low
  Treasury Money Market Trust  Very low
  State Money Market           Very low
===============================================

  FOREIGN   INVESTING  IS  SUBJECT  TO  ADDITIONAL   RISKS,  SUCH  AS  CURRENCY
  FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

  S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NoT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

  SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

  CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

  THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI) or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the Prospectus.

To view these documents, along with other related documents, you can visit the SEC's Internet web site (http://www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room can be obtained by calling 1-800-SEC-0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

                Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ----------------------------------------------------------
               Transfer Agent                         Custodian
    USAA Shareholder Account Services State    Street Bank and Trust Company
           9800 Fredericksburg Road                 P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
           ---------------------------------------------------------
                           Telephone Assistance Hours
                         Call toll free - Central Time
                     Monday - Friday 7:00 a.m. to 9:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
           ---------------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges, or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202
           ---------------------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066
           ---------------------------------------------------------
                            Mutual Fund TouchLine(R)
                          (from Touchtone phones only)
             For account balance, last transaction, or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777

                    Investment Company Act File No. 811-2429

                                     Part A

                               Prospectus for the

                              Small Cap Stock Fund

                           USAA SMALL CAP STOCK FUND

                                   PROSPECTUS

                                 AUGUST 2, 1999

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

What is the Fund's Investment Objective and Main Strategy?..................  2
Main Risks of Investing in This Fund........................................  2
Is This Fund for You?.......................................................  3
Could the Value of Your Investment in This Fund Fluctuate?..................  3
Fees and Expenses...........................................................  3
Fund Investments............................................................  4
Fund Management.............................................................  6
Using Mutual Funds in an Investment Program.................................  8
How to Invest ..............................................................  9
Important Information About Purchases and Redemptions....................... 12
Exchanges................................................................... 13
Shareholder Information..................................................... 14
Appendix A ................................................................. 17

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is long-term growth of capital. We will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of companies with small market capitalizations.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 4 for more information.

MAIN RISKS OF INVESTING IN THIS FUND

[SIDE BAR]
                            MARKETING CAPITALIZATION
                                  IS THE TOTAL
                                  MARKET VALUE
                                 OF A COMPANY'S
                                  OUTSTANDING
                                   SHARES OF
                                  COMMON STOCK.

The primary risks of investing in this Fund are market risk and the risks of investing in companies with small market capitalizations.

* MARKET RISK involves the possibility that the Fund's investments in equity securities will decline in a down stock market, reducing the value of the company's stock, regardless of the success or failure of the company's operations.

* SMALL CAP COMPANY RISK involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark more detailed information about the main risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

  *  You are willing to accept very high risk.
  *  You are looking for a long-term investment.
  * You are focusing on small capitalization stocks in search of above-average returns.

This Fund may not be appropriate as part of your investment portfolio if . . .

  *  You are unwilling to take greater risk for long-term goals.
  *  You need an investment that provides steady income.
  *  You need an investment that provides tax-efficient returns.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

[SIDE BAR]
                              [TELEPHONE GRAPHIC]
                                  TouchLine(R)
                                 1-800-531-8777
                                     press
                                       1
                                      then
                                       1
                                     8 1 #

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 81# when asked for the Fund Code. You must remember that historical performance does not necessarily indicate what will happen in the future.

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

FEES AND EXPENSES

This summary shows what it will cost you, directly or indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $10 fee. (Your bank may also charge a fee for receiving wires.)

[SIDE BAR]
12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES IN PAY FOR ADVERTISING AND OTHER COST OF SELLING FUND SHARES.

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian and transfer agent fees have been estimated for the Fund's first year of operation. The figures below are calculated as a percentage of average net assets.

         Management Fees                              .75%
         Distribution (12b-1) Fees                    None
         Other Expenses (estimated)                   .64%
                                                      ----
         Total Annual Fund Operating Expenses        1.39%
                                                     =====

Example of Effect of Fund's Operating Expenses

This example provides you a comparison of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
(1) 5% annual return,  (2) the Fund's operating expenses  remain the same,  and
(3) you redeem all of your shares at the end of the periods shown.

                   1   year............. $  142
                   3   years............    440

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q  What is the Fund's principal investment strategy?

  A  The Fund's  principal  investment  strategy is to invest the Fund's assets
     primarily   in  equity   securities   of   companies   with  small  market
     capitalizations.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We may purchase and sell Fund securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year depending on market conditions, and it may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, we will carefully weigh the anticipated benefits of trading.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

  Q  What defines small cap stocks?

  A Small cap stocks are those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. As of June 30, 1999, the S&P SmallCap 600 Index included companies with market capitalizations between $45 million and $2.6 billion. Keep in mind that the market capitalization of the companies listed in the index may change with market conditions and the composition of the index.

  Q  Will  the  Fund  continue  to  hold  these   securities  if  their  market
     capitalization no longer meets this definition?

  A For purposes of this Fund's investment strategy, companies whose market capitalizations no longer fall within the above definition will continue to be considered small cap; and the Fund may continue to hold the security.

[CAUTION LIGHT GRAPHIC]
SMALL CAP COMPANY RISKS. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

  Q  May the Fund's assets be invested in illiquid securities?

  A Yes. We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

  Q  How are the decisions to buy and sell securities made?

  A We tend to invest in small capitalization companies that have one or more of the following characteristics:

     * rapid sales and earnings growth potential;
     * attractive stock valuations;
     * good management; and/or
     * appealing products and services.

We seek companies that are well positioned to take advantage of emerging, long-term social and economic trends and have ample financial resources to sustain their growth. We may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. We will sell or reduce large capitalization equity holdings in the portfolio if those holdings comprise an excessive weighting of total assets. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

For additional information about other securities in which we may invest the Fund's assets, such as convertible securities, foreign securities, and real estate investment trusts, see INVESTMENT POLICIES in the Fund's Statement of Additional Information.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $40 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Fund, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Fund and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Managers

[PHOTOGRAPH PORTFOLIO MANAGERS]
Eric M. Efron and John K. Cabell, Jr.

Eric M. Efron and John K. Cabell, Jr., Assistant Vice Presidents of Equity Investments, have managed the Fund since its inception in August 1999.

Mr. Efron has 24 years investment management experience and has worked for us for seven years. He earned the Chartered Financial Analyst designation in 1983 and is also a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

Mr. Cabell has 21 years investment management experience and has worked for us for ten years. He earned the Chartered Financial Analyst designation in 1982 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MA and a BS from the University of Alabama.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified portfolio. You could combine an investment in the Small Cap Stock Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX A under asset allocation on page 17. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX A on page 17 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to open another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

[MONEY GRAPHIC]
INITIAL PURCHASE

* $3,000. [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50

HOW TO PURCHASE

[ENVELOPE GRAPHIC]
MAIL

*  To open an account, send your application and check to:
     USAA Investment Management Company
     9800 Fredericksburg Road
     San Antonio, TX 78288

* To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
     USAA Shareholder Account Services
     9800 Fredericksburg Road
     San Antonio, TX 78288

[HANDSHAKE GRAPHIC]
IN PERSON

*  To open an account, bring your application and check to:
     USAA Investment Management Company
     USAA Federal Savings Bank
     10750 Robert F. McDermott Freeway
     San Antonio, TX 78288

[WIRE GRAPHIC]
BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
     State Street Bank and Trust Company
     Boston, MA 02101
     ABA#011000028
     Attn: USAA Small Cap Stock Fund
     USAA Account Number: 69384998
     Shareholder(s) Name(s) ___________________________________
     Shareholder(s) Mutual Fund Account Number ________________

[CALENDAR GRAPHIC]
ELECTRONIC FUNDS TRANSFER

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

[TELEPHONE GRAPHIC]
PHONE 1-800-531-8448

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

[FAX MACHINE GRAPHIC]
WRITTEN, FAX, TELEGRAM, OR TELEPHONE

*  Send your written instructions to:
     USAA Shareholder Account Services
     9800 Fredericksburg Road
     San Antonio, TX 78288
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
*  Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, or telegram is not available.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

[INVESTOR'S GUIDE GRAPHIC]
Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

 Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

*   redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 11.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends yearly. Any net capital gain distribution usually occurs within 60 days of the July 31 fiscal year end, which would be somewhere around the end of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect this would be a return of capital, some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Year 2000

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund, its service providers, or companies in which the Fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000, and beyond. This situation may occur because for many years computer programmers used only two digits to describe years, such as 98 for 1998. A program written in this manner may not work when it encounters the year 00. To confront this situation, USAA companies have spent much effort and money; and we are confident that our critical systems are essentially prepared for the Year 2000. In addition, we are actively assessing the Year 2000 readiness of our service providers, partners, and companies in whose securities we invest. It is not possible for us to say that you will experience no effect from this situation, but we can say that we are making a large effort to avoid ill effects upon our shareholders.

We do believe you are entitled to know with certainty that we will stand behind your share balance as of the close of business in 1999. When the market reopens in 2000, should any computer problem cause a change in the number of shares in your account, we will return your account to its proper share balance.

                                   APPENDIX A

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              VOLATILITY
================================================
CAPITAL APPRECIATION
------------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
------------------------------------------------
ASSET ALLOCATION
------------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
-----------------------------------------------
INCOME-TAXABLE
-----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
-----------------------------------------------
INCOME-TAX EXEMPT
-----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
-----------------------------------------------
MONEY MARKET
-----------------------------------------------
  Money Market                 Very low
  Tax Exempt Money Market      Very low
  Treasury Money Market Trust  Very low
  State Money Market           Very low
===============================================

  FOREIGN   INVESTING  IS  SUBJECT  TO  ADDITIONAL   RISKS,  SUCH  AS  CURRENCY
  FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

  S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NoT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

  SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

  CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

  THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAT A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI) or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the Prospectus.

To view these documents, along with other related documents, you can visit the SEC's Internet web site (http://www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room can be obtained by calling 1-800-SEC-0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

                Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ----------------------------------------------------------
               Transfer Agent                         Custodian
     USAA Shareholder Account Services State   Street Bank and Trust Company
           9800 Fredericksburg Road                 P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ----------------------------------------------------------
                           Telephone Assistance Hours
                         Call toll free - Central Time
                     Monday - Friday 7:00 a.m. to 9:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.
            ---------------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges, or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202
            ---------------------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066
           ---------------------------------------------------------
                            Mutual Fund TouchLine(R)
                          (from Touchtone phones only)
             For account balance, last transaction, or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777

                    Investment Company Act File No. 811-2429

                                     Part B

                  Statement of Additional Information for the

                          Intermediate-Term Bond Fund,
                         High-Yield Opportunities Fund,
                            and Small Cap Stock Fund

                               is included herein

                 Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the

           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
                 Money Market Fund, Science & Technology Fund,
                First Start Growth Fund, and S&P 500 Index Fund

USAA       USAA                                        STATEMENT OF
EAGLE      MUTUAL                                      ADDITIONAL INFORMATION
LOGO       FUND, INC.                                  August 2, 1999

-------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.

          (Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
                              and Small Cap Stock Fund)

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of thirteen no-load mutual funds, three of which are described in this Statement of Additional Information (SAI): the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (collectively, the Funds). Each Fund is classified as diversified and has its own investment objectives designed to meet different investment goals.

You may obtain a free copy of a Prospectus dated August 2, 1999, for each Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's Prospectus.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
          11   Investment Restrictions
          12   Portfolio Transactions
          13   Description of Shares
          14   Tax Considerations
          14   Directors and Officers of the Company
          17   The Company's Manager
          18   General Information
          19   Calculation of Performance Data
          19   Appendix A - Long-Term and Short-Term Debt Ratings
          24   Appendix B - Comparison of Portfolio Performance
          26   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except on days the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of each Fund is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. If, however, the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one Fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a NAV of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at their bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make additional investments in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Mutual Fund, Inc.
and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's Prospectus describe the investment objective and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The following is provided as additional information.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Intermediate-Term Bond Fund and the High-Yield Opportunities Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Directors.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Funds' investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

FOREIGN SECURITIES

The High-Yield Opportunities Fund and Small Cap Stock Fund may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts
(GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

The High-Yield Opportunities Fund and Small Cap Stock Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Funds may enter into forward currency contracts under two circumstances. First, when the Funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, the Funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Funds believe that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Funds may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Funds to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver.

     The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although each Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the High-Yield Opportunities Fund and the Small Cap Stock Fund may invest their assets in equity securities of REITs, the Funds may be subject to certain risks associated with direct investments in REITs. In addition, the High-Yield Opportunities Fund and the Intermediate-Term Bond Fund may invest their assets in debt securities of REITs, and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the High-Yield Opportunities Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. A Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a

"benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the High-Yield Opportunities Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

DERIVATIVES

The High-Yield Opportunities Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The High-Yield Opportunities Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Company's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

The High-Yield Opportunities Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

    The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

The High-Yield Opportunities Fund may not establish a position in a futures contract or purchase or sell an option on a futures contract for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets.

     As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

SWAP ARRANGEMENTS

The High-Yield Opportunities Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities that are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper, and other corporate debt obligations.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities.

Each Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to each Fund's concentration policy as described above and in its Prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

ADDITIONAL RESTRICTION

The following restriction is not considered to a be fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                              PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Company's Board of Directors has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide statistical research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The Company pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in each Fund's portfolio appropriate in view of each Fund's investment objective. Although neither Fund will purchase or sell securities solely to achieve short-term trading profits, each Fund may sell portfolio securities without regard to the length of time held if consistent with each Fund's investment objective. A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

                             DESCRIPTION OF SHARES

The Funds are a series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Thirteen Funds have been established, three of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the

Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors who supervise the business affairs of the Company. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 52

President and Chief Operating Officer of United Services Automobile Association
(USAA) (6/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (6/96-12/96); Special Assistant to Chairman, USAA (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA Family of Funds; Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Shareholder Account Services, USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President, and Vice Chairman of the Board of Directors
Age: 57

Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/ Trustees of each of the remaining funds within the USAA Family of Funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 64

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as Director/Trustee and Vice President of each of the remaining funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX 78209
Director
Age: 54

President,   Postal  Addvantage  (7/92-present);   Consultant,   Nancy  Harkins
Stationer (8/91-12/95). Mrs. Dreeben serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX 78230
Director
Age: 64

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX 78230
Director
Age: 53

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98). Dr. Mason serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX 78216
Director
Age: 56

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Michael D. Wagner 1
Secretary
Age: 51

Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA Family of Funds; Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 49

Vice President, Compliance, IMCO (12/94-present); and Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94). Mr. Ciccone serves as Assistant Secretary of each of the remaining funds within the USAA Family of Funds.

Mark S. Howard 1
Assistant Secretary
Age: 35

Assistant Vice President, Securities Counsel, USAA (2/98-present); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96); Attorney, Kirkpatrick & Lockhart LLP (9/90-4/95). Mr. Howard serves as Assistant Vice President and Assistant Secretary of IMCO and USAA Shareholder Account Services; Assistant Secretary of each of the remaining Funds within the USAA Family of Funds; Assistant Vice President, Securities Counsel, for various other USAA subsidiaries and affiliates.

Sherron A. Kirk 1
Treasurer
Age: 54

Vice President, Senior Financial Officer, IMCO (8/98-present); Vice President, Controller, IMCO (10/92-8/98). Mrs. Kirk serves as Treasurer of each of the remaining funds within the USAA Family of Funds; Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Caryl Swann 1
Assistant Treasurer
Age: 51

Executive Director, Mutual Fund Analysis & Support, IMCO (10/98-present); Director, Mutual Fund Portfolio Analysis & Support, IMCO (2/98-10/98); Manager, Mutual Fund Accounting, IMCO (7/92-2/98). Ms. Swann serves as Assistant Treasurer for each of the remaining funds within the USAA Family of Funds.

----------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; John J. Dallahan, Senior Vice President, Investment Services; and David G. Peebles, Senior Vice President, Equity Investments. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1998.

 NAME                                AGGREGATE              TOTAL COMPENSATION
  OF                                COMPENSATION               FROM THE USAA
DIRECTOR                          FROM THE COMPANY          FAMILY OF FUNDS (b)
--------                          ----------------          -------------------
Robert G. Davis                          None (a)                    None (a)
Barbara B. Dreeben                    $  9,175                    $ 36,500
Howard L. Freeman, Jr.                $  9,175                    $ 36,500
Robert L. Mason                       $  9,175                    $ 36,500
Michael J.C. Roth                        None (a)                    None (a)
John W. Saunders, Jr.                    None (a)                    None (a)
Richard A. Zucker                     $  9,175                    $ 36,500

---------------------
 (a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

 (b) On July 31, 1998, the USAA Family of Funds consisted of four registered investment companies offering 35 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA Family of Funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                             THE COMPANY'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $40 billion, of which approximately $26 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in each Fund's Prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The
Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2001, for each Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time the Manager may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to a Fund, provided that such additional payments are made not later than three years from August 2, 1999, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed, in the case of the Intermediate-Term Bond Fund,
 .65% of the average net assets of the Fund or, in the case of the High-Yield Opportunities Fund, .75% of the average net assets of the Fund. The Manager has voluntarily agreed to limit the annual expenses of the Intermediate-Term Bond Fund to .65% and the High-Yield Opportunities Fund to .75% of the Fund's ANA, respectively, until December 1, 2000, and will reimburse the Funds for all expenses in excess of such limitations. After December 1, 2000, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing, best-efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records; handling of communications with shareholders; distribution of Fund dividends; and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency
Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26 to $28.50 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                              GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities; handling the receipt and delivery of securities; and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Funds' price per share is calculated.

YIELD - INTERMEDIATE-TERM BOND FUND AND HIGH-YIELD OPPORTUNITIES FUND

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      Yield = 2[((a-b)/(cd)+1)^6 -1]

      Where:   a   =   dividends and interest earned during the period
               b   =   expenses accrued for the period (net of reimbursement)
               c   =   the average daily number of shares  outstanding during
                       the period that were entitled to receive dividends
               d   =   the maximum  offering price per share on the last day of
                       the period

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)N = ERV

     Where:     P   =   a hypothetical initial payment of $1,000
                T   =   average annual total return
                n   =   number of years
              ERV   =   ending  redeemable  value of a  hypothetical  $1,000
                        payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES, INC.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated "BBB" exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is MORE VULNERABLE to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   An obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM "AA" TO "CCC" MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH IBCA, INC.

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC High default risk. "CCC" ratings indicate that default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC High default risk. "CC" ratings indicates that default of some kind appears probable.

C    High default risk. "C" ratings signal imminent default

DDD Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example.

DD   Default.   "DD"  indicates   expected  recovery  of  50%  -  90%  of  such
     outstandings.

D    Default. "D" the lowest recovery potential, i.e. below 50%.

PLUS (+) MINUS(-) SIGNS MAY BE APPENDED TO A RATING TO DENOTE RELATIVE STATUS WITHIN MAJOR RATING CATEGORIES. SUCH SUFFIXES ARE NOT ADDED TO THE AAA RATING CATEGORY OR TO CATEGORIES BELOW CCC.

DUFF & PHELPS, LLC

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as a timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

2. SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           * Leading market positions in well-established industries.
           * High rates of return on funds employed.
           * Conservative capitalization structure with moderate reliance on debt and ample asset protection.
           * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           * Well-established access to a range of financial markets and assured Sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S MUNICIPAL

MIG 1/VMIG 1   This designation  denotes best quality.  There is present strong
               protection  by  established  cash  flows,   superior   liquidity
               support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This  designation   denotes  favorable  quality.   All  security
               elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation  denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P CORPORATE AND GOVERNMENT

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory   capacity  to  pay  principal   and   interest,   with  some
     vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

FITCH IBCA, INC.

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D    Default. Denotes actual or imminent payment default

DUFF & PHELPS, LLC

D-1+ Highest  certainty  of timely  payment.  Short-term  liquidity,  including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good Grade. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory Grade. Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Non-Investment Grade. Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5 Default. Issuer failed to meet scheduled principal and/or interest payments.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR, a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

HOUSTON POST, a newspaper that may cover financial news.

IBC'S MONEY FUND REPORT, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Taxable First Tier Fund Average."

IBC'S MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC Financial Data, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

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KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

     - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

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
     - Lehman Brothers Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage Backed-Securities Index, and the Asset-Backed Securities Index.

     - S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

     - Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market.

     - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

     Other sources for total return and other performance data that may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                                      26
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                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
      --------------------------------------------------------------------

                  Down                     Up                    Mixed
           --------------------   ---------------------    --------------------
             Share     Shares       Share      Shares        Share     Shares
Investment   Price    Purchased     Price     Purchased      Price    Purchased
           --------------------   ---------------------    --------------------
   $100       10        10            6         16.67         10          10
    100        9        11.1          7         14.29          9          11.1
    100        8        12.5          7         14.29          8          12.5
    100        8        12.5          9         11.1           9          11.1
    100        6        16.67        10         10            10          10
   ----       --        -----        --         -----         --          -----
   $500    ***41        62.77     ***39         66.35      ***46          54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54        *Avg. Cost: $ 9.14
                        -----                    -----                    -----
         **Avg. Price: $ 8.20    **Avg. Price: $ 7.80      **Avg. Price: $ 9.20
                        -----                    -----                    -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 ** Average Price is the sum of the prices paid divided by number of purchases.
***  Cumulative total of share prices used to compute average prices.

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